OCCUPATIONAL HEALTHCARE OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2020
OCCUPATIONAL HEALTHCARE OBLIGATION
Schedule of estimated costs and discounted using a risk-free rate

Figures in million - SA rand	Notes	2020	2019	2018
Balance at beginning of the year		1,282.1	1,274.1	1,153.3
Interest charge	5.2	96.3	115.5	105.4
Change in estimate recognised in profit or loss		52.3	(39.6)	15.4
Payments made	34	(236.1)	(67.9)	-
Balance at the end of the year		1,194.6	1,282.1	1,274.1
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation		1,194.6	1,282.1	1,274.1
Current portion of occupational healthcare obligation		(156.9)	(148.7)	(109.9)
Non-current portion of occupational healthcare obligation		1,037.7	1,133.4	1,164.2